Geographic Information (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
Geographic Information
15. Geographic Information
Revenue by geography is based on the address of the customer as specified in the Company's customer contracts. The following table sets forth revenue by geographic area (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
United States	$1,147,655	$370,107	$2,077,079	$547,071
All other countries	65,133	25,264	117,341	36,984
Total revenue	$1,212,788	$395,371	$2,194,420	$584,055

The Company's long-lived assets are attributed to a country based on the physical location of the assets. It defines long-lived assets as property and equipment and operating lease right-of-use assets because many of these assets cannot be readily moved and are relatively illiquid, subjecting them to geographic risk.
As of June 30, 2025 and December 31, 2024, 87% and 90%, respectively, of the Company's long-lived assets were located in the United States, and no other single country accounted for more than 10% of these assets.

15. Geographic Information
Revenue by geography is based on the address of the customer as specified in the Company’s customer contracts. The following table sets forth revenue by geographic area (in thousands):

	Year ended December 31,
	2022	2023	2024
United States	$10,367	$200,469	$1,797,268
All other countries*	5,463	28,474	118,158
Total revenue	$15,830	$228,943	$1,915,426

*	The United Kingdom accounted for 18% of total revenue for the year ended December 31, 2022 and less than 10% of revenue for the years ended December 31, 2023 and 2024.
The Company’s long-lived assets are attributed to a country based on the physical location of the assets. It defines long-lived assets as property and equipment and operating lease right-of-use assets because many of these assets cannot be readily moved and are relatively illiquid, subjecting them to geographic risk.
As of December 31, 2023 substantially all of the Company’s long-lived assets were located in the United States. As of December 31, 2024, 90% of the Company’s long-lived assets were located in the United States and no other single country accounted for more than 10% of these assets.